STOCKHOLDERS EQUITY (Details 7) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Options [Member]
Number of Shares, Outstanding Ending Balance	3,808,502	3,310,556	3,088,333
Weighted average remaining contractual life, Outstanding	8 months 12 days	5 months 30 days	4 months 24 days
Number of Shares, Outstanding	3,808,502	3,310,556
Number of Shares, Exercisable	3,056,125	2,883,458
Number of Shares, Vested and exercisable Ending Balance	3,056,125	2,883,458	2,766,467
Weighted average remaining contractual life, Exercisable	2 months 12 days	3 months 18 days	3 months 18 days
0.75 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	1 month 6 days	3 months 18 days	2 years 2 months 12 days
Number of Shares, Outstanding	2,546,667	2,768,889	4,106,667
Number of Shares, Exercisable	2,618,889	2,628,458
Number of Shares, Vested and exercisable Ending Balance			4,082,667
Weighted average remaining contractual life, Exercisable	1 month 6 days	2 months 12 days	2 years 2 months 12 days
0.75 [Member] | Option [Member]
Number of Shares, Outstanding Ending Balance			2,546,667
Weighted average remaining contractual life, Outstanding			2 months 12 days
Number of Shares, Vested and exercisable Ending Balance			2,473,689
Weighted average remaining contractual life, Exercisable			2 months 12 days
1.50 [Member] | Options [Member]
Number of Shares, Outstanding Ending Balance			200,000
Weighted average remaining contractual life, Outstanding	0 years	5 months 30 days	3 months 18 days
Number of Shares, Outstanding	200,000	200,000
Number of Shares, Exercisable	200,000	166,667
Number of Shares, Vested and exercisable Ending Balance			200,000
Weighted average remaining contractual life, Exercisable	0 years	6 months	3 months 18 days
3.75 [Member]
Weighted average remaining contractual life, Outstanding			2 years 1 month 6 days
Number of Shares, Outstanding			4,051,223
Number of Shares, Vested and exercisable Ending Balance			3,043,073
Weighted average remaining contractual life, Exercisable			2 years 4 months 24 days
3.75 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	1 year 2 months 12 days	1 year 2 months 12 days
Weighted average remaining contractual life, Exercisable	10 months 24 days	1 year 10 months 24 days
Number of Shares, Outstanding	408,334	341,667
Number of Shares, Exercisable	202,222	88,333
3.75 [Member] | Option [Member]
Number of Shares, Outstanding Ending Balance			341,666
Weighted average remaining contractual life, Outstanding			1 year 8 months 12 days
Number of Shares, Vested and exercisable Ending Balance			92,778
Weighted average remaining contractual life, Exercisable			1 year 7 months 6 days
1.49 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	2 years 8 months 12 days
Number of Shares, Outstanding	10,000
Number of Shares, Exercisable	0
Weighted average remaining contractual life, Exercisable	0 years
2.61 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	3 years 3 months 18 days
Number of Shares, Outstanding	383,500
Number of Shares, Exercisable	31,958
2.08 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	2 years 1 month 6 days
Number of Shares, Outstanding	258,334
Number of Shares, Exercisable	2,917
Weighted average remaining contractual life, Exercisable	1 year 9 months 18 days
2.84 [Member]
Weighted average remaining contractual life, Outstanding			4 years 9 months 18 days
Number of Shares, Outstanding			20,000
Number of Shares, Vested and exercisable Ending Balance			4,444
Weighted average remaining contractual life, Exercisable			4 years 9 months 18 days
2.84 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	10 months 24 days
Weighted average remaining contractual life, Exercisable	3 years 3 months 18 days
Number of Shares, Outstanding	1,667
Number of Shares, Exercisable	139